Earnings (loss) per share - Additional Information (Details)			12 Months Ended
	Feb. 13, 2024	Jan. 29, 2024	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Earnings per share [line items]
Potentially dilutive effects of all instruments on weighted average number of shares			41,835,312	42,436,224
Potentially dilutive effects of share options on weighted average number of shares			29,191,816
Potentially dilutive effects of RSUs on weighted average number of shares			6,657,667
Anti-dilutive shares arising from share-based payments			35,849,483
Share split	3	3		3